Compensation Options	12 Months Ended
Jan. 31, 2026
Compensation Options
Compensation Options

10. Compensation Options

The following table summarizes the continuity of compensation options:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding and exercisable, January 31, 2024	2,015,625	0.40	0.32
Expired	(2,015,625)	(0.40)	–

Outstanding and exercisable, January 31, 2026 and 2025	–	–	–